Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative expenses	$ (1,375,184)	$ (523,720)	$ (722,872)
Equity loss in subsidiaries	(31,737,667)	(2,194,797)	(25,670)
Net loss	(33,112,851)	(2,718,517)	(748,542)
Comprehensive loss	$ (33,112,851)	$ (2,718,517)	$ (748,542)